Deferred revenue (Tables)	12 Months Ended
Dec. 31, 2022
Deferred revenue [Abstract]
Schedule of deferred revenue in accordance
	December 31, 2022	December 31, 2021
	EUR	EUR
Deferred revenue – outside parties	224,248	29,371